Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000024648
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Class A Shares
Trading Symbol	CAPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

  Equity security selection in the Information Technology, Materials, and Health Care sectors had a positive impact on Fund relative performance as did overweight allocations to the Information Technology and Communication Services sectors, and an underweight to the Health Care sector. IPO investments also contributed positively to Fund relative performance.

  Duration management and security selection in mortgage-backed and emerging market securities contributed positively to Fund relative performance.

  Derivative instruments, including options, credit default swaps, and interest rate futures to manage duration and volatility, had a positive impact on Fund relative performance.

Top Detractors from Performance

  Equity security selection in the Financials, Consumer Discretionary, and Industrials sectors negatively impacted Fund relative performance as did sector allocations in the Consumer Discretionary and Industrials sectors.

  Within fixed income, sector allocation with an overweight to investment-grade corporates and treasuries had a negative impact on Fund relative performance as did yield curve positioning.

  An overweight allocation to equity securities and an underweight allocation to fixed income securities had a slight negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	S&P 500 Index	Bloomberg US Universal Bond Index	Blended Index	Morningstar Moderately Conservative Allocation Funds Category Average
11/30/2015	$9,553	$10,000	$10,000	$10,000	$10,000
11/30/2016	$9,917	$10,806	$10,309	$10,990	$10,401
11/30/2017	$11,002	$13,277	$10,715	$12,124	$11,455
11/30/2018	$10,805	$14,111	$10,569	$12,160	$11,308
11/30/2019	$11,657	$16,384	$11,715	$13,394	$12,393
11/30/2020	$12,656	$19,244	$12,577	$13,994	$13,307
11/30/2021	$13,908	$24,617	$12,490	$15,270	$14,477
11/30/2022	$12,749	$22,350	$10,897	$14,437	$13,059
11/30/2023	$13,308	$25,443	$11,109	$15,070	$13,603
11/30/2024	$15,535	$34,066	$11,946	$18,034	$15,619
11/30/2025	$16,959	$39,175	$12,666	$19,514	$16,954

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	4.24%	5.06%	5.42%
Class A Shares without sales load	9.17%	6.03%	5.91%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Universal Bond Index	6.03%	0.14%	2.39%
Blended Index	8.20%	6.88%	6.91%
Morningstar Moderately Conservative Allocation Funds Category Average	8.57%	4.96%	5.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 676,144,014
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 3,052,761
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$676,144,014 Number of Investments286 Portfolio Turnover27% Total Advisory Fees Paid$3,052,761
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.7%
International Equity Securities	1.2%
Cash Equivalents	1.8%
Collateralized Mortgage Obligations	2.4%
Bank Loan Core Fund	3.4%
Foreign Governments/Agencies	7.9%
U.S. Government Agency Mortgage-Backed Securities	12.1%
Foreign Fixed Income Securities	12.9%
Domestic Fixed-Income Securities	14.8%
Domestic Equity Securities	43.7%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.4%
Materials	3.5%
Energy	3.8%
Consumer Staples	5.3%
Utilities	5.7%
Consumer Discretionary	8.4%
Communication Services	8.9%
Industrials	10.2%
Health Care	10.4%
Financials	19.0%
Information Technology	21.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Damian M. McIntyre, CFA, FRM and CAIA, has been added as a Senior Portfolio Manager to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024650
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Class C Shares
Trading Symbol	CAPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$178	1.71%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

  Equity security selection in the Information Technology, Materials, and Health Care sectors had a positive impact on Fund relative performance as did overweight allocations to the Information Technology and Communication Services sectors, and an underweight to the Health Care sector. IPO investments also contributed positively to Fund relative performance.

  Duration management and security selection in mortgage-backed and emerging market securities contributed positively to Fund relative performance.

  Derivative instruments, including options, credit default swaps, and interest rate futures to manage duration and volatility, had a positive impact on Fund relative performance.

Top Detractors from Performance

  Equity security selection in the Financials, Consumer Discretionary, and Industrials sectors negatively impacted Fund relative performance as did sector allocations in the Consumer Discretionary and Industrials sectors.

  Within fixed income, sector allocation with an overweight to investment-grade corporates and treasuries had a negative impact on Fund relative performance as did yield curve positioning.

  An overweight allocation to equity securities and an underweight allocation to fixed income securities had a slight negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	S&P 500 Index	Bloomberg US Universal Bond Index	Blended Index	Morningstar Moderately Conservative Allocation Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,303	$10,806	$10,309	$10,990	$10,401
11/30/2017	$11,342	$13,277	$10,715	$12,124	$11,455
11/30/2018	$11,053	$14,111	$10,569	$12,160	$11,308
11/30/2019	$11,843	$16,384	$11,715	$13,394	$12,393
11/30/2020	$12,735	$19,244	$12,577	$13,994	$13,307
11/30/2021	$13,895	$24,617	$12,490	$15,270	$14,477
11/30/2022	$12,616	$22,350	$10,897	$14,437	$13,059
11/30/2023	$13,060	$25,443	$11,109	$15,070	$13,603
11/30/2024	$15,245	$34,066	$11,946	$18,034	$15,619
11/30/2025	$16,643	$39,175	$12,666	$19,514	$16,954

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	7.14%	5.15%	5.23%
Class C Shares without sales load	8.14%	5.15%	5.23%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Universal Bond Index	6.03%	0.14%	2.39%
Blended Index	8.20%	6.88%	6.91%
Morningstar Moderately Conservative Allocation Funds Category Average	8.57%	4.96%	5.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 676,144,014
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 3,052,761
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$676,144,014 Number of Investments286 Portfolio Turnover27% Total Advisory Fees Paid$3,052,761
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.7%
International Equity Securities	1.2%
Cash Equivalents	1.8%
Collateralized Mortgage Obligations	2.4%
Bank Loan Core Fund	3.4%
Foreign Governments/Agencies	7.9%
U.S. Government Agency Mortgage-Backed Securities	12.1%
Foreign Fixed Income Securities	12.9%
Domestic Fixed-Income Securities	14.8%
Domestic Equity Securities	43.7%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.4%
Materials	3.5%
Energy	3.8%
Consumer Staples	5.3%
Utilities	5.7%
Consumer Discretionary	8.4%
Communication Services	8.9%
Industrials	10.2%
Health Care	10.4%
Financials	19.0%
Information Technology	21.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Damian M. McIntyre, CFA, FRM and CAIA, has been added as a Senior Portfolio Manager to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024651
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Class F Shares
Trading Symbol	CAPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

  Equity security selection in the Information Technology, Materials, and Health Care sectors had a positive impact on Fund relative performance as did overweight allocations to the Information Technology and Communication Services sectors, and an underweight to the Health Care sector. IPO investments also contributed positively to Fund relative performance.

  Duration management and security selection in mortgage-backed and emerging market securities contributed positively to Fund relative performance.

  Derivative instruments, including options, credit default swaps, and interest rate futures to manage duration and volatility, had a positive impact on Fund relative performance.

Top Detractors from Performance

  Equity security selection in the Financials, Consumer Discretionary, and Industrials sectors negatively impacted Fund relative performance as did sector allocations in the Consumer Discretionary and Industrials sectors.

  Within fixed income, sector allocation with an overweight to investment-grade corporates and treasuries had a negative impact on Fund relative performance as did yield curve positioning.

  An overweight allocation to equity securities and an underweight allocation to fixed income securities had a slight negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class F Shares with sales load	S&P 500 Index	Bloomberg US Universal Bond Index	Blended Index	Morningstar Moderately Conservative Allocation Funds Category Average
11/30/2015	$9,897	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,261	$10,806	$10,309	$10,990	$10,401
11/30/2017	$11,397	$13,277	$10,715	$12,124	$11,455
11/30/2018	$11,177	$14,111	$10,569	$12,160	$11,308
11/30/2019	$12,074	$16,384	$11,715	$13,394	$12,393
11/30/2020	$13,092	$19,244	$12,577	$13,994	$13,307
11/30/2021	$14,387	$24,617	$12,490	$15,270	$14,477
11/30/2022	$13,186	$22,350	$10,897	$14,437	$13,059
11/30/2023	$13,764	$25,443	$11,109	$15,070	$13,603
11/30/2024	$16,068	$34,066	$11,946	$18,034	$15,619
11/30/2025	$17,522	$39,175	$12,666	$19,514	$16,954

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class F Shares with sales load	6.96%	5.80%	5.77%
Class F Shares without sales load	9.05%	6.00%	5.88%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Universal Bond Index	6.03%	0.14%	2.39%
Blended Index	8.20%	6.88%	6.91%
Morningstar Moderately Conservative Allocation Funds Category Average	8.57%	4.96%	5.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 676,144,014
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 3,052,761
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$676,144,014 Number of Investments286 Portfolio Turnover27% Total Advisory Fees Paid$3,052,761
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.7%
International Equity Securities	1.2%
Cash Equivalents	1.8%
Collateralized Mortgage Obligations	2.4%
Bank Loan Core Fund	3.4%
Foreign Governments/Agencies	7.9%
U.S. Government Agency Mortgage-Backed Securities	12.1%
Foreign Fixed Income Securities	12.9%
Domestic Fixed-Income Securities	14.8%
Domestic Equity Securities	43.7%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.4%
Materials	3.5%
Energy	3.8%
Consumer Staples	5.3%
Utilities	5.7%
Consumer Discretionary	8.4%
Communication Services	8.9%
Industrials	10.2%
Health Care	10.4%
Financials	19.0%
Information Technology	21.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Damian M. McIntyre, CFA, FRM and CAIA, has been added as a Senior Portfolio Manager to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000130424
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Class R Shares
Trading Symbol	CAPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

  Equity security selection in the Information Technology, Materials, and Health Care sectors had a positive impact on Fund relative performance as did overweight allocations to the Information Technology and Communication Services sectors, and an underweight to the Health Care sector. IPO investments also contributed positively to Fund relative performance.

  Duration management and security selection in mortgage-backed and emerging market securities contributed positively to Fund relative performance.

  Derivative instruments, including options, credit default swaps, and interest rate futures to manage duration and volatility, had a positive impact on Fund relative performance.

Top Detractors from Performance

  Equity security selection in the Financials, Consumer Discretionary, and Industrials sectors negatively impacted Fund relative performance as did sector allocations in the Consumer Discretionary and Industrials sectors.

  Within fixed income, sector allocation with an overweight to investment-grade corporates and treasuries had a negative impact on Fund relative performance as did yield curve positioning.

  An overweight allocation to equity securities and an underweight allocation to fixed income securities had a slight negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	S&P 500 Index	Bloomberg US Universal Bond Index	Blended Index	Morningstar Moderately Conservative Allocation Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,354	$10,806	$10,309	$10,990	$10,401
11/30/2017	$11,461	$13,277	$10,715	$12,124	$11,455
11/30/2018	$11,233	$14,111	$10,569	$12,160	$11,308
11/30/2019	$12,095	$16,384	$11,715	$13,394	$12,393
11/30/2020	$13,108	$19,244	$12,577	$13,994	$13,307
11/30/2021	$14,401	$24,617	$12,490	$15,270	$14,477
11/30/2022	$13,175	$22,350	$10,897	$14,437	$13,059
11/30/2023	$13,740	$25,443	$11,109	$15,070	$13,603
11/30/2024	$16,027	$34,066	$11,946	$18,034	$15,619
11/30/2025	$17,475	$39,175	$12,666	$19,514	$16,954

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R Shares	9.03%	5.92%	5.74%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Universal Bond Index	6.03%	0.14%	2.39%
Blended Index	8.20%	6.88%	6.91%
Morningstar Moderately Conservative Allocation Funds Category Average	8.57%	4.96%	5.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 676,144,014
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 3,052,761
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$676,144,014 Number of Investments286 Portfolio Turnover27% Total Advisory Fees Paid$3,052,761
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.7%
International Equity Securities	1.2%
Cash Equivalents	1.8%
Collateralized Mortgage Obligations	2.4%
Bank Loan Core Fund	3.4%
Foreign Governments/Agencies	7.9%
U.S. Government Agency Mortgage-Backed Securities	12.1%
Foreign Fixed Income Securities	12.9%
Domestic Fixed-Income Securities	14.8%
Domestic Equity Securities	43.7%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.4%
Materials	3.5%
Energy	3.8%
Consumer Staples	5.3%
Utilities	5.7%
Consumer Discretionary	8.4%
Communication Services	8.9%
Industrials	10.2%
Health Care	10.4%
Financials	19.0%
Information Technology	21.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Damian M. McIntyre, CFA, FRM and CAIA, has been added as a Senior Portfolio Manager to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000114947
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Income Fund
Class Name	Institutional Shares
Trading Symbol	CAPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

  Equity security selection in the Information Technology, Materials, and Health Care sectors had a positive impact on Fund relative performance as did overweight allocations to the Information Technology and Communication Services sectors, and an underweight to the Health Care sector. IPO investments also contributed positively to Fund relative performance.

  Duration management and security selection in mortgage-backed and emerging market securities contributed positively to Fund relative performance.

  Derivative instruments, including options, credit default swaps, and interest rate futures to manage duration and volatility, had a positive impact on Fund relative performance.

Top Detractors from Performance

  Equity security selection in the Financials, Consumer Discretionary, and Industrials sectors negatively impacted Fund relative performance as did sector allocations in the Consumer Discretionary and Industrials sectors.

  Within fixed income, sector allocation with an overweight to investment-grade corporates and treasuries had a negative impact on Fund relative performance as did yield curve positioning.

  An overweight allocation to equity securities and an underweight allocation to fixed income securities had a slight negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index	Bloomberg US Universal Bond Index	Blended Index	Morningstar Moderately Conservative Allocation Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,407	$10,806	$10,309	$10,990	$10,401
11/30/2017	$11,573	$13,277	$10,715	$12,124	$11,455
11/30/2018	$11,380	$14,111	$10,569	$12,160	$11,308
11/30/2019	$12,323	$16,384	$11,715	$13,394	$12,393
11/30/2020	$13,412	$19,244	$12,577	$13,994	$13,307
11/30/2021	$14,774	$24,617	$12,490	$15,270	$14,477
11/30/2022	$13,578	$22,350	$10,897	$14,437	$13,059
11/30/2023	$14,192	$25,443	$11,109	$15,070	$13,603
11/30/2024	$16,626	$34,066	$11,946	$18,034	$15,619
11/30/2025	$18,193	$39,175	$12,666	$19,514	$16,954

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	9.43%	6.29%	6.17%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Universal Bond Index	6.03%	0.14%	2.39%
Blended Index	8.20%	6.88%	6.91%
Morningstar Moderately Conservative Allocation Funds Category Average	8.57%	4.96%	5.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 676,144,014
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 3,052,761
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$676,144,014 Number of Investments286 Portfolio Turnover27% Total Advisory Fees Paid$3,052,761
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.7%
International Equity Securities	1.2%
Cash Equivalents	1.8%
Collateralized Mortgage Obligations	2.4%
Bank Loan Core Fund	3.4%
Foreign Governments/Agencies	7.9%
U.S. Government Agency Mortgage-Backed Securities	12.1%
Foreign Fixed Income Securities	12.9%
Domestic Fixed-Income Securities	14.8%
Domestic Equity Securities	43.7%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.4%
Materials	3.5%
Energy	3.8%
Consumer Staples	5.3%
Utilities	5.7%
Consumer Discretionary	8.4%
Communication Services	8.9%
Industrials	10.2%
Health Care	10.4%
Financials	19.0%
Information Technology	21.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Damian M. McIntyre, CFA, FRM and CAIA, has been added as a Senior Portfolio Manager to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation